Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	485APOS
Amendment Flag	false
Registrant Name	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Entity Central Index Key	0000880859
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Oct. 11, 2024